Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Aggregate maximum exposures under Administrative Services Contracts to banks for funding claims paid to customers	$ 250.0
Contractual obligations to maintain the required level of separate account assets for specific pensions annuities	2,000.0	$ 2,200.0
Supplier agreement, minimum volume commitment	38.0
Litigation Settlement, Expense				$ 120.0
Settlement of class action litigation, after-tax			$ 78.0	$ 78.0
Reversal of litigation settlement, amount, net of tax	0.0	67.0	0.0
Release of litigation-related reserve, pre-tax		103.0
Charges for changes in our life claim payments practices, net of tax	0.0	0.0	35.7
Charge for changes in our life claim payment practices			55.0
Rental expenses for operating leases of office space and certain computer and other equipment	165.0	$ 177.0	$ 170.0
Operating Leases, Future Minimum Payments Due [Abstract]
2016	142.0
2017	115.0
2018	92.0
2019	62.0
2020	38.0
Funding Requirements For Partnerhips Investments And Commercial Mortgage Loans [Abstract]
2016	142.0
2017	96.0
2018	83.0
2019	59.0
2020	58.0
Total Funding Requirements [Abstract]
2016	284.0
2017	211.0
2018	175.0
2019	121.0
2020	$ 96.0